Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 5 — Property and equipment, net

Property and equipment, net, consist of the following:

	As of December 31,
	2018	2017

Computer equipment	$320,406	$218,918
Office equipment, fixtures and furniture	2,077,831	2,053,556
Capitalized development cost	3,307,285	1,657,689
Automobiles	129,301	58,828
Subtotal	5,834,823	3,988,991
Less: accumulated depreciation and amortization	(1,127,711)	(556,422)
Total	$4,707,112	$3,432,569

Depreciation and amortization expense for the years ended December 31, 2018, 2017 and 2016 amounted to $272,458, $126,580 and $85,640, respectively.

The Company capitalized development costs related to its core supporting modules of the global trade applications and solutions for internal use incurred during the application development stage. The amortization expense for the years ended December 31, 2018, 2017 and 2016 totaled $370,807, $186,974 and $48,746, respectively.

The estimated amortization of capitalized development cost is as follows:

Twelve months ending December 31,	Estimated amortization expense
2019	$642,124
2020	661,457
2021	614,351
2022	477,683
2023	324,356
Total	$2,719,971